Taxation - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	12.40%	15.30%	6.70%
Impact of foreign exchange gains or losses	(1.10%)	(0.30%)	(0.10%)
Unrecognized tax expense (benefit)	0.10%	(0.20%)	0.00%
Tax-exempt income and expenses not deductible	(3.80%)	0.20%	(0.30%)
Foreign branch tax	2.00%	4.10%	0.10%
Valuation allowance	(4.30%)	(20.80%)	0.60%
Tax legislation change	(21.90%)	0.00%	(0.30%)
Other	0.10%	(3.00%)	(1.70%)
Actual tax rate	(16.50%)	(4.70%)	5.00%